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April 8, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street NE
Stop 1-4
Washington, D.C. 20549

RE:FORUM FUNDS
   File Nos. 2-67052; 811-03023
   CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus for the Merk Asian Currency Fund dated April 1, 2008 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on March 28, 2008 accession number
0001193125-08-069383 (40 Act).

If you have any questions concerning this filing, please do not hesitate to call Peter W. Kronberg collect at (617) 824-1436.

Sincerely,

/s/ Velvet R. Regan
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Secretary, Forum Funds